Other reserves (Details) - EUR (€) € in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Other reserves.
Total share based payments reserve	€ 34	€ 41	€ 31
Total cash flow hedge reserve	€ 266	€ 31	€ 1,295